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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: June 30, 2006

           Check here if Amendment  [_];   Amendment Number: ______

            This Amendment (Check only one.): [_] is a restatement.
                        [_]  adds new holdings entries.

          Institutional Investment Manager Filing this Report:

                     Name: Trent Capital Management, Inc.
                        Address: 3150 North Elm Street
                                   Suite 204
                             Greensboro, NC 27408

                        Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name: David Labiak
   Title: Chief Financial Officer
   Phone: (336) 282-9302

Signature, Place, and Date of Signing:

                                 Greensboro,
     /s/ David Labiak           North Carolina            August 1, 2006
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included       None

Managers:

Form 13F Information Table Entry Total: 45

Form 13F Information Table Value Total: 89,311

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                                                                                       Voting Authority
                        Title of           Value in                Investment  Other   ----------------
Name of Issuer           Class     CUSIP   (x$1000) Shares  SH/PRN Discretion Managers  Sole    Shared  None
--------------          -------- --------- -------- ------- ------ ---------- -------- -------  ------  ----
First Data                COM    319963104   5988   132,955   SH      Sole             132,955
Nokia                     COM    654902204   5829   287,716   SH      Sole             287,716
American Express          COM    025816109   4912    92,298   SH      Sole              92,298
Bank of America           COM    060505104   4523    94,030   SH      Sole              94,030
Illinois Tool Works       COM    452308109   4362    91,840   SH      Sole              91,840
Bed Bath & Beyond         COM    075896100   4330   130,540   SH      Sole             130,540
Procter & Gamble          COM    742718109   4268    76,757   SH      Sole              76,757
Cardinal Health           COM    14149Y108   4237    65,858   SH      Sole              65,858
Pepsico                   COM    713448108   4155    69,210   SH      Sole              69,210
3M                        COM    88579Y101   4134    51,180   SH      Sole              51,180
Omnicom Group             COM    681919106   4107    46,100   SH      Sole              46,100
Harley-Davidson           COM    412822108   4098    74,660   SH      Sole              74,660
Johnson & Johnson         COM    478160104   3986    66,516   SH      Sole              66,516
Berkshire Hathaway        COM    084670207   3749     1,232   SH      Sole               1,232
Dollar General            COM    256669102   3626   259,393   SH      Sole             259,393
Estee Lauder              COM    518439104   3363    86,960   SH      Sole              86,960
Gannett                   COM    364730101   2716    48,564   SH      Sole              48,564
Highwoods Properties      COM    431284108   1397    38,600   SH      Sole              38,600
Liberty Property Trust    COM    531172104   1285    29,068   SH      Sole              29,068
AllianceBernstein         COM    01881G106   1285    21,010   SH      Sole              21,010
American Capital          COM    01855A101   1227    36,660   SH      Sole              36,660
First Industrial Realty   COM    313400301   1209    31,873   SH      Sole              31,873
Lloyds TSB Group          COM    539439109   1064    26,960   SH      Sole              26,960
Senior Housing            COM    81721M109    951    53,110   SH      Sole              53,110
Enterprise Products       COM    293792107    915    36,730   SH      Sole              36,730
Apartment Investment      COM    03748R101    907    20,870   SH      Sole              20,870
Hospitality Properties    COM    44106M102    847    19,292   SH      Sole              19,292
Valero                    COM    91913W104    664    13,465   SH      Sole              13,465
Teppco Partners           COM    872384102    577    16,380   SH      Sole              16,380
PNC Financial             COM    693475105    505     7,202   SH      Sole               7,202
Progress Energy           COM    743263105    441    10,279   SH      Sole              10,279
Plains All American       COM    726503105    354     8,095   SH      Sole               8,095
Regions Financial         COM    7591EP100    339    10,225   SH      Sole              10,225
Boston Properties         COM    101121101    332     3,676   SH      Sole               3,676
National City             COM    635405103    327     9,022   SH      Sole               9,022
General Elec Co.          COM    369604103    325     9,875   SH      Sole               9,875
Pfizer Inc.               COM    717081103    320    13,632   SH      Sole              13,632
W.P. Stewart              COM    G84922106    311    20,410   SH      Sole              20,410
Prologis Trust            COM    743410102    284     5,445   SH      Sole               5,445
Archstone Smith           COM    039583109    269     5,290   SH      Sole               5,290
Fannie Mae                COM    313586109    238     4,958   SH      Sole               4,958
Duke Energy               COM    264399106    223     7,607   SH      Sole               7,607
Home Depot                COM    437076102    220     6,139   SH      Sole               6,139
Flextronics               COM    Y2573F102    111     10445   SH      Sole              10,445
Pharmanetics              COM    71713J107    0.4     12520   SH      Sole              12,520